Earnings Per Share - Schedule of Anti-Dilutive for Calculating Diluted EPS (Detail) (Allied Integral United Inc) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total participating securities		631,784	1,631,881	393,916
Allied Integral United Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total participating securities	[1]	11,372,056	9,831,204
Allied Integral United Inc [Member] | Series A 6.75% Cumulative Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total participating securities		9,213,705	8,666,481
Allied Integral United Inc [Member] | Series I 10.25% Cumulative Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total participating securities		460,393	87,005
Allied Integral United Inc [Member] | Limited Partnership Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total participating securities		657,079	500,035
Allied Integral United Inc [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total participating securities		1,040,879	577,683

[1]	There are 1,200,000 common stock shares that are contingent on certain financial transactions